Financial risk review - Schedule of Bank's Liquid Assets Along with Average Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Net liquid assets ratio	264.58%	205.80%
Year average
Disclosure of financial assets [line items]
Net liquid assets ratio	181.75%	177.20%
Maximum of the year
Disclosure of financial assets [line items]
Net liquid assets ratio	335.28%	357.00%
Minimun of the year
Disclosure of financial assets [line items]
Net liquid assets ratio	107.20%	111.50%